Share Capital (Details) - USD ($)																							6 Months Ended
		Jun. 26, 2026	Jun. 05, 2026	Jun. 04, 2026	May 26, 2026	Mar. 31, 2026	Mar. 17, 2026	Mar. 11, 2026	Mar. 04, 2026	Feb. 24, 2026	Jan. 16, 2026	Dec. 03, 2025	Nov. 11, 2025	Oct. 22, 2025	Sep. 29, 2025	Sep. 16, 2025	Aug. 24, 2025	Jun. 26, 2025	Jun. 12, 2025	Apr. 06, 2025	Apr. 03, 2025	Nov. 05, 2024	Jun. 30, 2026	Jun. 03, 2026	Apr. 30, 2026	Dec. 31, 2025	Dec. 12, 2025	Nov. 10, 2025	Apr. 04, 2025	Mar. 17, 2025	Jan. 15, 2025	Jan. 09, 2025	Jan. 07, 2025	Dec. 31, 2024	Dec. 05, 2024
Share Capital [Line Items]
Reverse share splits		1 to 15		1 to 15	1 to 15	1 to 15	1 to 15		1 to 15						65,451	1 to 60	1 to 15		1,522,288	1 to 15	1 to 30	1 to 20
Shares issued	[1]																						618,997			28,794								28
Prior share splits		2,956,290	717,000	132,329					6,359,432	12,300,000	2,628,270	10,168,212	2,777,778	(884,090)						200,000			480,000	818,258			14,596,659	880,000	14,869,873	710,509		39,370	4,822,810
Ordinary shares issued (in Dollars)																							$ 1,230,000			$ 880,000
Top of Range [Member]
Share Capital [Line Items]
Reverse share splits									1 to 60	1 to 60	1 to 60		1 to 60	1 to 60	1 to 60
Bottom of Range [Member]
Share Capital [Line Items]
Reverse share splits									1 to 15	1 to 15	1 to 15		1 to 15	1 to 15	1 to 15
Paid up capital [Member]
Share Capital [Line Items]
Reverse share splits																							1 to 49
Shares issued												982																	9						7
Prior share splits													6,274,169
Alumni Capital LP [Member]
Share Capital [Line Items]
Reverse share splits													1,510,000
Prior share splits										17,700,000																					2,169,000		56,180
Alumni Capital LP [Member] | Top of Range [Member]
Share Capital [Line Items]
Reverse share splits								1 to 15
Quantgold Data Group Limited [Member]
Share Capital [Line Items]
Reverse share splits																		11,904,764
Percentage of exchange ownership																		20.00%
Carlson Thow [Member]
Share Capital [Line Items]
Shares issued										19,667
CEO Dato Hoo Voon Him [Member]
Share Capital [Line Items]
Prior share splits					1,854,135
Alex Chua Siong Kiat [Member]
Share Capital [Line Items]
Prior share splits						3,270
Employment Agreements [Member] | Paid up capital [Member]
Share Capital [Line Items]
Shares issued													6,971
Ordinary shares [Member]
Share Capital [Line Items]
Reverse share splits			1 to 15										1 to 60		737,061
Shares issued								14,907			2,920		13		5			441	56				27						28
Prior share splits															2,549,431
Shares per share (in Dollars per share)													$ 1.8
Issued aggregate shares						218
Ordinary shares [Member] | Top of Range [Member]
Share Capital [Line Items]
Shares per share (in Dollars per share)																																			$ 0.04
Ordinary shares [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Shares per share (in Dollars per share)																																			$ 0.42
Ordinary shares [Member] | Paid up capital [Member]
Share Capital [Line Items]
Shares issued			47,800																													1	1
Prior share splits												3,716,005
Ordinary shares issued (in Dollars)													$ 1,620																$ 194,315
Ordinary shares [Member] | Paid up capital [Member] | Top of Range [Member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)																													392
Ordinary shares [Member] | Paid up capital [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Ordinary shares issued (in Dollars)																													$ 1,200
Ordinary shares [Member] | Alumni Capital LP [Member]
Share Capital [Line Items]
Reverse share splits								1 to 15					6,970,607
Shares issued									7,183			463	56														9,452				2,410
Prior share splits								223,608
Ordinary shares [Member] | Alumni Capital LP [Member] | Top of Range [Member]
Share Capital [Line Items]
Reverse share splits												1 to 60
Ordinary shares [Member] | Alumni Capital LP [Member] | Bottom of Range [Member]
Share Capital [Line Items]
Reverse share splits												1 to 15
Ordinary shares [Member] | Various Investor [Member]
Share Capital [Line Items]
Shares issued																				13,333
Ordinary shares [Member] | Quantgold Data Group Limited [Member]
Share Capital [Line Items]
Shares issued																														47,374
Ordinary shares [Member] | W capital Markets Pte. Ltd. [Member]
Share Capital [Line Items]
Shares issued																																978
Ordinary shares [Member] | CEO Dato Hoo Voon Him [Member]
Share Capital [Line Items]
Shares issued					123,609
Ordinary shares [Member] | Executive Officers [Member]
Share Capital [Line Items]
Shares issued																								54,551
Reverse share split																								1 to 15
Ordinary shares [Member] | Oobit token [Member]
Share Capital [Line Items]
Shares issued																									32,000
Reverse share split																									1 to 15
Ordinary shares [Member] | Esousa Group Holdings LLC [Member]
Share Capital [Line Items]
Shares issued									7,066
Ordinary shares [Member] | Reveillon Group Limited [Member]
Share Capital [Line Items]
Shares issued										13,667
Ordinary shares [Member] | Employment Agreements [Member]
Share Capital [Line Items]
Shares issued				8,822
Ordinary shares [Member] | Employment Agreements [Member] | Paid up capital [Member]
Share Capital [Line Items]
Prior share splits												12,512,634
Ordinary shares [Member] | Employment Agreements [Member] | Alumni Capital LP [Member]
Share Capital [Line Items]
Shares issued												4,129	3,086
Ordinary shares [Member] | Employment Agreements [Member] | Esousa Group Holdings LLC [Member]
Share Capital [Line Items]
Shares issued		197,086

[1]	Giving retroactive effect to 1 to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025, 1 to 60 reverse share split effected on February 27, 2026 and 1 to 15 reverse share split effected on August 24, 2026